SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING	SEGMENT REPORTING
Effective January 1, 2026, the Company changed its reportable segments, previously reported as Reinsurance and Insurance, to Reinsurance Treaty, Global Wholesale & Specialty, and Legacy, following the sale of the renewal rights for its Global Commercial Retail Insurance business in certain geographic regions to American International Group, Inc. This new segment presentation reflects the Company's sharpened focus on its core global Reinsurance Treaty business as well as its Global Wholesale & Specialty business, and positions the Company for strong performance across market cycles. Accordingly, the Company revised the presentation of its reportable segments to appropriately reflect how the business segments are now managed.
Our Legacy segment primarily includes the divested and held-for-sale parts of the commercial retail insurance business and the results of our sports and leisure business that was sold in October 2024 consisting of policies written prior to the sale and certain new and renewed policies written on the Company’s paper post sale. Additionally, this segment includes run-off asbestos and environmental exposures, certain discontinued insurance programs, and certain discontinued insurance and reinsurance coverage classes. As a result, the Company has two reportable segments that actively sell products: Reinsurance Treaty and Global Wholesale & Specialty. The third reportable segment, Legacy, does not generally sell insurance or reinsurance products but is responsible for the management of existing policies and settlement of related losses. Certain commercial retail insurance policies will be renewed on the Company’s paper for a finite period in 2026. These segment presentation changes have been reflected retrospectively.
Our three reportable segments each have executive leadership who are responsible for the overall performance of their respective segments and who are directly accountable to our chief operating decision maker (“CODM”), the Chief Executive Officer of Everest Group, Ltd., who is ultimately responsible for reviewing the business to assess performance, make operating decisions and allocate resources. We report the results of our operations consistent with the manner in which our CODM reviews the business. These reportable segments are managed independently, but conform with corporate guidelines with respect to pricing, risk management, control of aggregate catastrophe exposures, capital, investments and support operations.
Management generally monitors and evaluates the financial performance of these segments based upon their underwriting results. Underwriting results include earned premium less losses and LAE incurred, commission and brokerage expenses and other underwriting expenses. The Company measures its underwriting results using ratios, in particular, loss, commission and brokerage and other underwriting expense ratios, which, respectively, divide incurred losses, commissions and brokerage and other underwriting expenses by premiums earned. Management has determined that these measures are appropriate and align with how the business is managed. We continue to evaluate our segments as our business evolves and may further refine our segments and financial performance measures. The Company does not review and evaluate the financial results of its segments based upon balance sheet data.
The following tables present segment underwriting results for the periods indicated:

	Year Ended December 31, 2025
(Dollars in millions)	Reinsurance Treaty	Global Wholesale & Specialty	Legacy	Total
Gross written premiums	$11,656	$3,481	$2,569	$17,706
Net written premiums	10,625	2,894	1,994	15,513

Premiums earned	$10,496	$2,927	$2,137	$15,560
Incurred losses and LAE	6,679	1,967	2,213	10,859
Commission and brokerage	2,672	596	193	3,461
Other underwriting expenses	243	330	457	1,029
Underwriting gain (loss)	$902	$35	$(726)	$211

Net investment income				2,124
Net gains (losses) on investments				(143)
Corporate expenses				(109)
Interest, fee and bond issue cost amortization expense				(151)
Other income (expense)				(45)
Income (loss) before taxes				$1,887

	Year Ended December 31, 2024
(Dollars in millions)	Reinsurance Treaty	Global Wholesale & Specialty	Legacy	Total
Gross written premiums	$11,547	$3,637	$3,048	$18,232
Net written premiums	10,578	3,054	2,182	15,814

Premiums earned	$10,103	$2,889	$2,194	$15,187
Incurred losses and LAE	6,220	2,053	3,032	11,305
Commission and brokerage	2,564	551	185	3,300
Other underwriting expenses	243	250	445	938
Underwriting gain (loss)	$1,077	$36	$(1,468)	$(356)

Net investment income				1,954
Net gains (losses) on investments				19
Corporate expenses				(95)
Interest, fee and bond issue cost amortization expense				(149)
Other income (expense)				121
Income (loss) before taxes				$1,493

	Year Ended December 31, 2023
(Dollars in millions)	Reinsurance Treaty	Global Wholesale & Specialty	Legacy	Total
Gross written premiums	$10,163	$3,542	$2,931	$16,637
Net written premiums	9,507	3,015	2,209	14,730

Premiums earned	$8,663	$2,686	$2,094	$13,443
Incurred losses and LAE	4,953	1,789	1,685	8,427
Commission and brokerage	2,293	482	176	2,952
Other underwriting expenses	213	235	398	846
Underwriting gain (loss)	$1,204	$180	$(165)	$1,219

Net investment income				1,434
Net gains (losses) on investments				(276)
Corporate expenses				(73)
Interest, fee and bond issue cost amortization expense				(134)
Other income (expense)				(14)
Income (loss) before taxes				$2,154
The following table below presents gross written premiums by geographic region. Allocations have been made on the basis of location of risk.

	United States	Europe	All other

2025	56%	27%	17%
2024	57%	25%	18%
2023	58%	24%	18%
Approximately 22.4%, 21.9% and 20.4% of the Company’s gross written premiums in 2025, 2024 and 2023, respectively, were sourced through the Company’s largest intermediary.